Derecognition of financial assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 155,670	$ 158,449	$ 132,534
Carrying value of associated liabilities	120,555	124,331	101,257
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	107,139	106,895	82,816
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 48,531	$ 51,554	$ 49,718